Submission	Jul. 14, 2026
Submission [Line Items]
Central Index Key	0001278895
Registrant Name	BlackRock Enhanced Large Cap Core Fund, Inc.
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES